Other non-operating expense (income) (Tables)	12 Months Ended
Dec. 31, 2022
Other Non Operating Expense [Abstract]
Summary of Other non-operating expense

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020

Government grants	(93)	(1,597)	(3,201)
Direct offering transaction costs allocated to derivative financial liabilities	—	2,260	—
Restructuring charges	2,784	421	—
Impairment of intangible assets	6,521	—	—
Acquisition costs and other	1,148	3,016	938
Gain on sale of loan book	—	—	(1,676)
Credit facility prepayment and related expenses	—	—	2,608
Convertible debenture early conversion	—	—	927
Gain on amendment of debentures	—	—	(765)
Total	10,360	4,100	(1,169)